Long-term debt and interest and other costs - Estimated Fair Value of Eurobonds (Details) - Eurobonds - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long-term debt, gross	€ 4,669.4	€ 4,610.4
Debt Instrument, Face Amount	4,750.0	4,750.0
Long-term debt	4,561.8	4,496.2
Amortized cost amount
Debt Instrument [Line Items]
Carrying amount	4,736.9	4,731.7
Fair value interest rate swaps
Debt Instrument [Line Items]
Carrying amount	€ (67.5)	€ (121.3)